Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2018
Registrant Name	Ultimus Managers Trust
Central Index Key	0001545440
Amendment Flag	false
Document Creation Date	Apr. 09, 2019
Document Effective Date	Apr. 09, 2019
Prospectus Date	Dec. 31, 2018